Disaggregated Revenue and Entity Wide Disclosures - Schedule of Revenues Attributed to Geographic Areas (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 980	$ 939	$ 2,327	$ 2,708	$ 3,721	$ 3,601
Germany [Member]
Revenues	292	189	551	513	727	855
Italy [Member]
Revenues	185	211	433	550	686	632
Poland [Member]
Revenues	63	90	184	277	370	219
Russia [Member]
Revenues		100	116	129	272	351
Other [Member]
Revenues	$ 440	$ 349	$ 1,043	$ 1,239	$ 1,666	$ 1,544